USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2021 (unaudited)

Besides the following listed commodity futures contracts and money market funds of the Fund and its wholly-owned subsidiary, there were no additional investments held by the Fund at September 30, 2021.

The following commodity futures contracts of the Fund’s wholly-owned subsidiary were open at September 30, 2021:

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
Open Commodity Futures Contracts – Long
Foreign Contracts
LME Tin Futures LT, October 2021 contracts	3	$510,885	Oct-21	$14,430	0.2%
LME Tin Futures LT, November 2021 contracts	3	534,635	Nov-21	(15,320)	(0.2)%
ICE Brent Crude Futures CO, January 2022 contracts	7	543,200	Nov-21	(490)	(0.0	)%(a)
ICE Cotton Futures CT, December 2021 contracts	11	499,415	Dec-21	82,485	1.1%
LME Lead Futures LL, December 2021 contracts	13	752,215	Dec-21	(71,015)	(0.9)%
LME Low Sulphur Gasoil Futures QS, February 2022 contracts	8	525,625	Feb-22	4,575	0.0	%(b)
LME Nickel Futures LN, February 2022 contracts	5	552,471	Feb-22	(14,736)	(0.2)%
	50	3,918,446		(71)	(0.0	)%(a)
United States Contracts
NYMEX WTI Crude Futures CL, December 2021 contracts	7	441,570	Nov-21	81,330	1.0%
NYMEX Gasoline RBOB Futures RB, December 2021 contracts	6	538,100	Nov-21	5,237	0.1%
CME Lean Hogs Futures LH, December 2021 contracts	17	568,150	Dec-21	12,570	0.1%
CBOT Soybean Oil Futures BO, December 2021 contracts	16	571,914	Dec-21	(8,490)	(0.1)%
COMEX Copper Futures HG, December 2021 contracts	5	526,750	Dec-21	(15,625)	(0.2)%
COMEX Silver Futures SI, December 2021 contracts	5	550,925	Dec-21	250	0.0	%(b)
NYMEX Platinum Futures PL, January 2022 contracts	11	552,330	Jan-22	(23,010)	(0.3)%

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2021 (unaudited) (continued)

	Number of Contracts	Notional Amount	Expiration Date	Fair Value/Unrealized Gain (Loss) on Open Commodity Contracts	% of Total Net Assets
United States Contracts (continued)
NYMEX NY Harbour ULSD Futures HO, February 2022 contracts	6	$528,339	Jan-22	$52,597	0.7%
	73	4,278,078		104,859	1.3%
Open Commodity Futures Contracts - Short(c)
Foreign Contracts
LME Tin Futures LT, October 2021 contracts	3	(538,815)	Oct-21	13,500	0.2%
LME Lead Futures LL, December 2021 contracts	3	(162,598)	Dec-21	5,397	0.1%
	6	(701,413)		18,897	0.3%
Total Open Commodity Futures Contracts(d)	129	$7,495,111		$123,685	1.6%

			Principal Amount	Market Value	% of Total Net Assets
Cash Equivalents
United States – Money Market Funds
Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.03%(e)			2,392,638	2,392,638	31.4%
RBC U.S. Government Money Market Fund - Institutional Shares, 0.03%(e)			4,312,326	4,312,326	56.6%
Total Money Market Funds
(Cost $6,704,964)				$6,704,964	88.0%
Total Investments
(Cost $6,704,964)				$6,828,649	89.6%
Other Assets in Excess of Liabilities				789,146	10.4%
Total Net Assets				$7,617,795	100.0%

(a)	Position represents greater than (0.05)%.
(b)	Position represents less than 0.05%.
(c)	All short contracts are offset by long positions in commodity futures contracts and are acquired solely for the purpose of reducing a long position (e.g., due to a redemption or to reflect a rebalancing of the SDCI).
(d)	Collateral amounted to $907,985 on open commodity futures contracts.
(e)	Reflects the 7-day yield at September 30, 2021.

USCF ETF TRUST

USCF SUMMERHAVEN DYNAMIC COMMODITY STRATEGY NO K-1 FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

AT SEPTEMBER 30, 2021 (unaudited) (concluded)

Summary of Investments by Country^
United States	99.7%
United Kingdom	0.3
100.0%

^	As a percentage of total investments.